Taxation (Details) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Taxation [Abstract]
VAT service percentage	7.00%
Value added tax for goods delivered and rental provided	13.00%
Value added tax for services provided	6.00%
Value added tax for construction projects	9.00%
Valuation allowances (in Dollars)	$ 874,431